NOTE 18 - MORTGAGE SERVICING RIGHTS, NET	12 Months Ended
Dec. 31, 2011
Other Assets Disclosure [Text Block]

NOTE 18 - MORTGAGE SERVICING RIGHTS, NET

MSRs are recognized based on the fair value of the servicing right on the date the corresponding mortgage loan is sold. An estimate of DBI's MSRs is determined using assumptions that market participants would use in estimating future net servicing income, including estimates of prepayment speeds, discount rate, default rates, cost to service, escrow account earnings, contractual servicing fee income, ancillary income and late fees. Subsequent to the date of transfer, DBI has elected to measure its MSRs under the amortization method. Under this method, MSRs are amortized in proportion to, and over the period of, estimated net servicing income.

DBI has recorded MSRs related to loans sold without recourse to Fannie Mae. DBI sells conforming, fixed-rate, closed-end, residential real estate mortgages to Fannie Mae. Prior to January 1, 2011, the volume of loans sold with servicing retained was not significant; therefore, no servicing rights were capitalized. The unpaid principal balances of residential mortgage loans serviced for FNMA were $4.2 million at December 31, 2011.

The change in amortized MSRs and the related valuation allowance for the year-ended December 31, 2011, is presented below:

December 31,
2011
Mortgage servicing rights, beginning of period	$0
Additions from originated servicing	26,537
Amortization expense	(1,400)
Change in valuation allowance	0
Mortgage servicing rights, end of period	$25,137

DBI periodically evaluates mortgage servicing rights for impairment. At December 31, 2011, there was no valuation allowance for amortized MSRs. Impairment is determined by stratifying MSRs into groupings based on predominant risk characteristics, such as interest rate and loan type. If, by individual stratum, the carrying amount of the MSRs exceeds fair value, a valuation reserve is established. The valuation reserve is adjusted as the fair value changes.

Data used in the fair value calculation related to MSRs at December 31, 2011, is presented below.

Loan Type	Interest Rates	Original Balance	Original MSR
30-year	Less than 4.750%	$599,500	$4,496
	4.750% - 6.750%	0	0
	Greater than 6.750%	0	0
	Total 30-year	$599,500	$4,496

20-year	Less than 4.500%	$801,100	$5,383
	4.500% - 6.500%	0	0
	Greater than 6.500%	0	0
	Total 20-year	$801,100	$5,383

15-year	Less than 4.000%	$1,973,500	$12,118
	4.000% - 6.000%	0	0
	Greater than 6.000%	40,000	200
	Total 15-year	$2,013,500	$12,318

10-year	Less than 3.750%	$794,000	$4,340
	3.750% - 5.750%	0	0
	Greater than 5.750%	0	0
	Total 10-year	$794,000	$4,340

	Total	$4,208,100	$26,537